TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 66 .4%
Aerospace — 1 .5%
3,702 L3Harris Technologies Inc. ............................. $ 800,187
Automotive — 1 .2%
11,095 General Motors Co. † ........................................ 656,491
Automotive: Parts and Accessories — 1 .3%
1,228 O'Reilly Automotive Inc. † ............................... 695,306
Banking — 1 .9%
7,110 Bank of America Corp. .................................... 293,145
7,729 Western Alliance Bancorp ............................... 717,638
1,010,783
Business Services — 1 .3%
3,131 Visa Inc. , Cl. A .................................................. 732,091
Computer Software and Services — 11 .8%
2,245 Accenture plc , Cl. A ......................................... 661,803
6,315 Activision Blizzard Inc. ................................... 602,704
396 Alphabet Inc. , Cl. A † ....................................... 966,949
4,055 Cadence Design Systems Inc. † ....................... 554,805
18,211 Cisco Systems Inc. ........................................... 965,183
2,638 Facebook Inc. , Cl. A † ....................................... 917,259
8,143 Micron Technology Inc. † ................................. 691,992
3,959 Microsoft Corp. ................................................ 1,072,493
6,433,188
Consumer Finance — 1 .2%
4,100 Capital One Financial Corp. ........................... 634,229
Consumer Products — 1 .0%
2,864 Mohawk Industries Inc. † ................................ 550,432
Consumer Services — 2 .1%
327 Amazon.com Inc. † ........................................... 1,124,932
Diversified Industrial — 2 .6%
6,820 Eaton Corp. plc ................................................ 1,010,588
1,831 Honeywell International Inc. .......................... 401,630
1,412,218
Electronics — 2 .5%
5,219 Microchip Technology Inc. .............................. 781,493
1,588 Monolithic Power Systems Inc. ...................... 593,039
1,374,532
Energy and Energy Services — 2 .3%
7,551 EOG Resources Inc. ......................................... 630,055
7,922 Valero Energy Corp. ........................................ 618,550
1,248,605
Energy: Integrated — 1 .1%
2,391 DTE Energy Co. ............................................... 309,874
4,236 NextEra Energy Inc. ........................................ 310,414
620,288
Energy: Oil — 1 .8%
4,647 Chevron Corp. ................................................. 486,727
7,842 ConocoPhillips ................................................. 477,578
964,305
Entertainment — 1 .0%
3,052 The Walt Disney Co. † ...................................... 536,450
Shares
Market
Value
Equipment and Supplies — 2 .6%
8,115 Amphenol Corp. , Cl. A ................................... $ 555,147
4,847 The Middleby Corp. † ...................................... 839,791
1,394,938
Financial Services — 7 .7%
6,743 American International Group Inc. ................ 320,967
2,831 Berkshire Hathaway Inc. , Cl. B † ..................... 786,792
5,448 Intercontinental Exchange Inc. ....................... 646,678
13,699 The Charles Schwab Corp. .............................. 997,424
2,059 The Goldman Sachs Group Inc. ...................... 781,452
3,386 The PNC Financial Services Group Inc. ......... 645,913
4,179,226
Food and Beverage — 0 .6%
2,226 PepsiCo Inc. ...................................................... 329,826
Health Care — 6 .7%
4,027 Becton, Dickinson and Co. .............................. 979,326
3,917 Johnson & Johnson .......................................... 645,287
7,585 Medtronic plc ................................................... 941,526
2,649 UnitedHealth Group Inc. ................................ 1,060,765
3,626,904
Metals and Mining — 1 .0%
15,431 Freeport-McMoRan Inc. .................................. 572,644
Real Estate — 1 .3%
2,774 Prologis Inc. , REIT ........................................... 331,576
1,185 Public Storage , REIT ........................................ 356,318
687,894
Retail — 7 .4%
12,510 CVS Health Corp. ............................................ 1,043,835
3,064 Dollar General Corp. ....................................... 663,019
4,794 Ross Stores Inc. ................................................ 594,456
2,279 The Home Depot Inc. ...................................... 726,750
7,020 Walmart Inc. ..................................................... 989,960
4,018,020
Semiconductors — 1 .7%
1,124 NVIDIA Corp. .................................................. 899,312
Telecommunications — 1 .2%
4,613 T-Mobile US Inc. † ............................................ 668,101
Transportation — 1 .6%
3,920 Union Pacific Corp. .......................................... 862,126
TOTAL COMMON STOCKS ....................... 36,033,028
MANDATORY CONVERTIBLE SECURITIES (a) — 0 .7%
Health Care — 0 .7%
3,400 Boston Scientific Corp. , Ser. A ,
5.500% , 06/01/23 ............................................ 394,604
Principal
Amount
CORPORATE BONDS — 18 .9%
Aerospace — 0 .5%
$ 255,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust ,
4.450% , 10/01/25 ............................................ 281,153

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Banking — 2 .6%
$ 750,000 Fifth Third Bancorp ,
2.375% , 01/28/25 ............................................ $ 786,948
600,000 The Goldman Sachs Group Inc. , MTN ,
3.850% , 07/08/24 ............................................ 649,188
1,436,136
Diversified Industrial — 1 .4%
510,000 Cabot Corp. ,
4.000% , 07/01/29 ............................................ 553,915
191,000 Jabil Inc. ,
1.700% , 04/15/26 ............................................ 192,673
746,588
Energy and Energy Services — 1 .1%
235,000 Energy Transfer LP ,
6.250% , 04/15/49 ............................................ 309,098
260,000 Plains All American Pipeline LP / PAA
Finance Corp. ,
3.800% , 09/15/30 ............................................ 278,735
587,833
Energy: Oil — 0 .6%
55,000 Diamondback Energy Inc. ,
3.125% , 03/24/31 ............................................ 57,122
275,000 MPLX LP ,
2.650% , 08/15/30 ............................................ 278,102
335,224
Financial Services — 2 .7%
138,000 American Honda Finance Corp. , MTN ,
1.000% , 09/10/25 ............................................ 137,982
140,000 Berkshire Hathaway Finance Corp. ,
2.850% , 10/15/50 ............................................ 140,160
600,000 Capital One Financial Corp. ,
3.750% , 04/24/24 ............................................ 648,843
405,000 Owl Rock Capital Corp. ,
3.400% , 07/15/26 ............................................ 422,682
118,000 Schlumberger Finance Canada Ltd. ,
1.400% , 09/17/25 ............................................ 119,446
1,469,113
Food and Beverage — 0 .8%
380,000 The J.M. Smucker Co. ,
3.550% , 03/15/50 ............................................ 413,628
Health Care — 2 .6%
600,000 Aetna Inc. ,
3.500% , 11/15/24 ............................................ 649,612
750,000 Amgen Inc. ,
2.200% , 02/21/27 ............................................ 779,824
1,429,436
Hotels and Gaming — 0 .5%
235,000 Marriott International Inc. ,
4.625% , 06/15/30 ............................................ 271,122
Real Estate — 1 .0%
150,000 Brixmor Operating Partnership LP ,
2.250% , 04/01/28 ............................................ 150,101
265,000 VEREIT Operating Partnership LP ,
2.850% , 12/15/32 ............................................ 277,593
113,000 Vornado Realty LP ,
3.400% , 06/01/31 ............................................ 117,087
544,781
Principal
Amount
Market
Value
Retail — 2 .2%
$ 151,000 7-Eleven Inc. ,
0.950% , 02/10/26 ............................................ $ 148,435
200,000 AutoZone Inc. ,
1.650% , 01/15/31 ............................................ 190,784
800,000 CVS Health Corp. ,
3.250% , 08/15/29 ............................................ 869,987
1,209,206
Semiconductors — 0 .5%
235,000 Broadcom Inc. ,
4.150% , 11/15/30 ............................................ 264,067
Telecommunications — 0 .5%
270,000 Charter Communications Operating LLC
/ Charter Communications Operating
Capital ,
3.700% , 04/01/51 ............................................ 267,896
Transportation — 1 .9%
875,000 AP Moller - Maersk A/S ,
4.500% , 06/20/29 ............................................ 1,014,928
TOTAL CORPORATE BONDS ..................... 10,271,111
CONVERTIBLE CORPORATE BONDS — 1 .4%
Computer Software and Services — 0 .6%
350,000 Splunk Inc. ,
1.125% , 06/15/27 ............................................ 342,781
Health Care — 0 .8%
325,000 Exact Sciences Corp. ,
0.375% , 03/15/27 ............................................ 431,641
TOTAL CONVERTIBLE CORPORATE
BONDS ......................................................... 774,422
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2 .7%
Federal Home Loan Mortgage Corp. — 0.3%
134,760 3.500% , 08/01/49 ............................................ 141,821
Federal National Mortgage Association — 2.4%
1,100,000 2.625% , 09/06/24 ............................................ 1,175,904
129,537 3.500% , 07/01/49 ............................................ 136,399
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS ........................................... 1,454,124
U.S. GOVERNMENT OBLIGATIONS — 9 .4%
U.S. Treasury Bonds — 4.0%
450,000 2.500% , 02/15/45 ............................................ 487,354
700,000 2.500% , 05/15/46 ............................................ 759,035
350,000 2.250% , 08/15/46 ............................................ 362,236
550,000 1.875% , 02/15/51 ............................................ 525,594
2,134,219
U.S. Treasury Notes — 5.4%
900,000 0.250% , 05/15/24 ............................................ 895,219
900,000 0.750% , 05/31/26 ............................................ 895,359
330,000 2.250% , 11/15/27 ............................................ 353,287
545,000 2.625% , 02/15/29 ............................................ 598,169

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 225,000 2.375% , 05/15/29 ............................................ $ 243,013
2,985,047
TOTAL U.S. GOVERNMENT
OBLIGATIONS ........................................... 5,119,266
Shares
SHORT TERM INVESTMENT — 0 .5%
Other Investment Companies — 0 .5%
262,940 Dreyfus Treasury Securities Cash
Management , 0.010% * .................................. 262,940
TOTAL INVESTMENTS — 100.0%
(Cost $ 45,942,294 ) ......................................... $ 54,309,495
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
* 1 day yield as of June 30, 2021.
MTN Medium Term Note
REIT Real Estate Investment Trust